UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GNMA TRUST - THIRD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2006



 [LOGO OF USAA]
    USAA(R)

                               USAA GNMA Trust(R)

                            [GRAPHIC OF USAA GNMA Trust(R)]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    FEBRUARY 28, 2006

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA GNMA TRUST
FEBRUARY 28, 2006 (UNAUDITED)

PRINCIPAL                                                                          COUPON                             MARKET
   AMOUNT    SECURITY                                                                RATE            MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY ISSUES (96.7%)(a)

             MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (89.8%)
             Government National Mortgage Assn. I,
  $ 6,514      Pool 604858                                                           5.50%         12/15/2018       $  6,593
   33,718      Pool 604713                                                           5.50          10/15/2033         33,861
   15,210      Pool 616143                                                           5.50          12/15/2033         15,274
    7,468      Pool 615486                                                           5.50           7/15/2034          7,492
    6,651      Pool 781378                                                           6.00          12/15/2016          6,832
    3,143      Pool 780770                                                           6.00           4/15/2028          3,212
    1,289      Pool 482833                                                           6.00          11/15/2028          1,318
    3,261      Pool 492703                                                           6.00           2/15/2029          3,332
    2,133      Pool 781148                                                           6.00           7/15/2029          2,180
    3,667      Pool 584367                                                           6.00           5/15/2032          3,747
   10,529      Pool 603869                                                           6.00           1/15/2033         10,757
    2,921      Pool 553069                                                           6.00           2/15/2033          2,984
    4,144      Pool 581541                                                           6.00           7/15/2033          4,234
    2,692      Pool 615955                                                           6.00           9/15/2033          2,750
    1,100      Pool 456861                                                           6.50           5/15/2028          1,150
      899      Pool 472596                                                           6.50           5/15/2028            940
      862      Pool 462642                                                           6.50           7/15/2028            902
      858      Pool 464827                                                           6.50           9/15/2028            897
       30      Pool 467338                                                           6.50          11/15/2028             32
    2,368      Pool 490804                                                           6.50          11/15/2028          2,476
      108      Pool 434165                                                           6.50           1/15/2029            112
      114      Pool 469900                                                           6.50           1/15/2029            119
    2,869      Pool 486065                                                           6.50           3/15/2031          2,992
    2,255      Pool 485860                                                           6.50          10/15/2031          2,352
    1,955      Pool 577423                                                           6.50           1/15/2032          2,039
      997      Pool 581120                                                           6.50           3/15/2032          1,040
    2,500      Pool 552707                                                           6.50           8/15/2032          2,608
   11,799      Pool 781516                                                           6.50           9/15/2032         12,305
       90      Pool 474279                                                           6.75           5/15/2028             93
      255      Pool 474256                                                           6.75           5/15/2028            264
      313      Pool 440293                                                           7.00           4/15/2027            328
    1,549      Pool 780570                                                           7.00           5/15/2027          1,621
       66      Pool 478209                                                           7.00           6/15/2028             69
      112      Pool 458908                                                           7.00           7/15/2028            117
      379      Pool 464128                                                           7.00           8/15/2028            396
      304      Pool 486467                                                           7.00           8/15/2028            318
      465      Pool 464854                                                           7.00           9/15/2028            486
    2,652      Pool 487603                                                           7.00           5/15/2029          2,772
    2,043      Pool 487613                                                           7.00           6/15/2029          2,136
    1,026      Pool 555482                                                           7.00           8/15/2031          1,072
      671      Pool 781328                                                           7.00           9/15/2031            701
    1,072      Pool 564438                                                           7.00          10/15/2031          1,121
      369      Pool 563599                                                           7.00           6/15/2032            386
    1,348      Pool 563613                                                           7.00           7/15/2032          1,409
      686      Pool 780716                                                           7.50           2/15/2028            723
      119      Pool 781001                                                           7.50           3/15/2029            125
      287      Pool 499432                                                           7.50           4/15/2029            302
      427      Pool 470683                                                           7.50           7/15/2029            448
      925      Pool 510533                                                           7.50          10/15/2029            973
      229      Pool 518539                                                           7.50          10/15/2029            241

2
 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
FEBRUARY 28, 2006 (UNAUDITED)

PRINCIPAL                                                                          COUPON                             MARKET
   AMOUNT    SECURITY                                                                RATE            MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------------
             Government National Mortgage Assn. I,
  $   142      Pool 538003                                                           7.50%          8/15/2030       $    149
      240      Pool 443263                                                           7.50          12/15/2030            253
      165      Pool 486050                                                           7.50           1/15/2031            173
       74      Pool 530250                                                           7.50           1/15/2031             78
      182      Pool 552172                                                           7.50          11/15/2031            191
       19      Pool 178674                                                           8.00           1/15/2022             20
      398      Pool 352169                                                           8.00           6/15/2023            426
      439      Pool 442548                                                           8.00           5/15/2027            471
      417      Pool 511530                                                           8.00           7/15/2030            447
      193      Pool 520978                                                           8.00           9/15/2030            207
      125      Pool 307542                                                           8.50           6/15/2021            136
       38      Pool 329602                                                           8.50           7/15/2022             41
      160      Pool 312950                                                           9.00           7/15/2021            174
             Government National Mortgage Assn. II,
   14,978      Pool 003389                                                           5.00           5/20/2033         14,698
   16,412      Pool 003414                                                           5.00           7/20/2033         16,105
   10,722      Pool 003568                                                           5.00           6/20/2034         10,521
   29,570      Pool 003759                                                           5.00           9/20/2035         29,000
    4,056      Pool 003375                                                           5.50           4/20/2033          4,061
   13,435      Pool 003530                                                           5.50           3/20/2034         13,437
   43,458      Pool 003678                                                           5.50           2/20/2035         43,467
   43,404      Pool 003702                                                           5.50           4/20/2035         43,412
   24,049      Pool 003736                                                           5.50           7/20/2035         24,054
    2,402      Pool 003052                                                           6.00           3/20/2031          2,445
    5,426      Pool 003273                                                           6.00           8/20/2032          5,525
    4,303      Pool 003285                                                           6.00           9/20/2032          4,382
    4,343      Pool 003460                                                           6.00          10/20/2033          4,437
    4,276      Pool 448816                                                           6.00          12/20/2033          4,347
   13,473      Pool 003517                                                           6.00           2/20/2034         13,705
   13,451      Pool 003531                                                           6.00           3/20/2034         13,683
   10,776      Pool 003611                                                           6.00           9/20/2034         10,961
   25,490      Pool 003625                                                           6.00          10/20/2034         25,929
    7,716      Pool 605742                                                           6.00          11/20/2034          7,837
      818      Pool 003080                                                           6.50           5/20/2031            845
      713      Pool 003107                                                           6.50           7/20/2031            736
    1,928      Pool 781494                                                           6.50           8/20/2031          1,991
    3,123      Pool 781427                                                           6.50           4/20/2032          3,227
    2,915      Pool 003250                                                           6.50           6/20/2032          3,012
   11,644      Pool 003599                                                           6.50           8/20/2034         12,027
    2,432      Pool 002971                                                           7.00           9/20/2030          2,528
      334      Pool 003070                                                           7.50           4/20/2031            349
      107      Pool 000563                                                           8.00          12/20/2022            114
    2,388      Pool 002958                                                           8.00           8/20/2030          2,547
             Fannie Mae(+),
   14,803      Pool 846573                                                           5.00          12/01/2035         14,390
    1,463      Pool 598427                                                           6.00           2/01/2017          1,492
    1,444      Pool 608749                                                           6.50          10/01/2016          1,484
    4,852      Pool 618473                                                           6.50          12/01/2016          4,985
    4,983    Freddie Mac(+), Pool G18095                                             5.00           1/01/2021          4,920
                                                                                                                    --------
                                                                                                                     500,050
                                                                                                                    --------

                                                                               3
 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
FEBRUARY 28, 2006 (UNAUDITED)

PRINCIPAL                                                                          COUPON                             MARKET
   AMOUNT    SECURITY                                                                RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------------------
             COLLATERALIZED MORTGAGE OBLIGATIONS (6.9%)
             Government National Mortgage Assn. I,
  $15,000      Series 2003-50, Class PC                                              5.50%         3/16/2032        $ 14,936
    9,112      Series 2002-35, Class C                                               5.88         10/16/2023           9,295
   13,940      Series 2001-12, Class B                                               6.15          6/16/2021          14,200
                                                                                                                    --------
                                                                                                                      38,431
                                                                                                                    --------
             Total U.S. government agency issues (cost: $541,951)                                                    538,481
                                                                                                                    --------
             REPURCHASE AGREEMENTS (3.0%)(b)
   16,503      UBS Securities LLC, 4.56%, acquired on 2/28/2006 and due on
               3/01/2006 at $16,503 (collateralized by $16,060 of Fannie Mae
               Notes(a,+), 6.25%, due
               2/01/2011; market value $16,834)                                                                       16,503
                                                                                                                    --------

               TOTAL INVESTMENTS (COST: $558,454)                                                                   $554,984
                                                                                                                    ========

4

 N O T E S
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           to Portfolio of INVESTMENTS

USAA GNMA TRUST
FEBRUARY 28, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA GNMA Trust (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

             1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             2. Securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             3. Repurchase agreements are valued at cost, which approximates market value.

             4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value to be more reliable than it otherwise would be.

                Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of February 28, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2006, were and $6,720,000, respectively, resulting in net unrealized depreciation of $3,470,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $556,678,000 at February 28, 2006, and, in total, may not equal 100%.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA GNMA TRUST
FEBRUARY 28, 2006 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) U.S. government agency issues - mortgage-backed securities issued by the Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (b) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

6

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

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                                 (800) 531-8777

         INTERNET ACCESS      USAA.COM

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48473-0406                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Trust's Board in approving the Trust's advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.




ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST (except Total Return Strategy Fund)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    APRIL 18, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    APRIL 18, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    APRIL 18, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.